American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
October 31, 2024

One Choice 2065 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.4%
Focused Dynamic Growth Fund G Class(2)	79,808	5,338,384
Focused Large Cap Value Fund G Class	1,208,868	13,478,878
Growth Fund G Class	131,204	7,945,688
Heritage Fund G Class	206,718	6,278,039
Mid Cap Value Fund G Class	438,165	7,387,467
Small Cap Growth Fund G Class(2)	118,606	2,801,477
Small Cap Value Fund G Class	255,792	2,831,619
Sustainable Equity Fund G Class	261,470	14,495,919
		60,557,471
International Equity Funds — 26.4%
Emerging Markets Fund G Class	540,437	6,387,966
Global Real Estate Fund G Class	190,301	2,643,280
International Growth Fund G Class	586,004	7,483,267
International Small-Mid Cap Fund G Class	276,114	2,827,411
International Value Fund G Class	431,791	3,881,804
Non-U.S. Intrinsic Value Fund G Class	427,881	4,184,678
		27,408,406
Domestic Fixed Income Funds — 11.0%
Diversified Bond Fund G Class	859,149	7,878,395
High Income Fund G Class	227,301	1,972,976
Inflation-Adjusted Bond Fund G Class	146,849	1,565,409
		11,416,780
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	131,707	1,176,141
Global Bond Fund G Class	355,160	3,136,061
		4,312,202
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $91,318,009)		103,694,859
OTHER ASSETS AND LIABILITIES — 0.0%		(50)
TOTAL NET ASSETS — 100.0%		$103,694,809

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$4,845	$513	$305	$285	$5,338	80	$8	—
Focused Large Cap Value Fund	12,543	1,125	559	370	13,479	1,209	4	$87
Growth Fund	7,295	664	269	256	7,946	131	(1)	—
Heritage Fund	5,729	383	242	408	6,278	207	13	—
Mid Cap Value Fund	6,946	550	172	63	7,387	438	(5)	44
Small Cap Growth Fund(3)	2,604	195	14	16	2,801	119	—	—
Small Cap Value Fund	2,663	291	21	(101)	2,832	256	—	14
Sustainable Equity Fund	13,353	1,137	292	298	14,496	261	2	—
Emerging Markets Fund	5,798	758	408	240	6,388	540	(74)	—
Global Real Estate Fund	2,439	97	45	152	2,643	190	(5)	—
International Growth Fund	6,870	811	74	(124)	7,483	586	(6)	—
International Small-Mid Cap Fund	2,603	318	14	(80)	2,827	276	(3)	—
International Value Fund	3,536	386	10	(30)	3,882	432	—	—
Non-U.S. Intrinsic Value Fund	3,865	502	90	(92)	4,185	428	—	—
Diversified Bond Fund	7,200	1,071	354	(39)	7,878	859	(46)	93
High Income Fund	1,800	166	5	12	1,973	227	—	34
Inflation-Adjusted Bond Fund	1,426	132	—	7	1,565	147	—	—
Emerging Markets Debt Fund	1,061	108	—	7	1,176	132	—	15
Global Bond Fund	2,874	244	7	25	3,136	355	(1)	—
	$95,450	$9,451	$2,881	$1,673	$103,693	6,873	$(114)	$287
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.